LONG-TERM PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
LONG-TERM PREPAID EXPENSES [abstract]
Schedule of long-term prepaid expenses
	2018		2019
	RMB’000		RMB’000

At January 1
Cost	92,822		118,944
Accumulated amortization	(59,421)		(72,330)
Net book amount	33,401		46,614

Year ended December 31
Opening net book amount		33,401		46,614
Additions		26,122		10,631
Amortization		(12,909)		(16,438)
Closing net book amount		46,614		40,807

At December 31
Cost		118,944		129,575
Accumulated amortization		(72,330)		(88,768)
Net book amount		46,614		40,807